United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5843

(Investment Company Act File Number)

Cash Trust Series, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  5/31/09

Date of Reporting Period:  Quarter ended 8/31/08

Item 1.                      Schedule of Investments

Government Cash Series

Portfolio of Investments

August 31, 2008 (unaudited)

Principal Amount	Value

		GOVERNMENT AGENCIES--58.4%
$4,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.372%, 9/8/2008	$4,000,000
38,386,000	[2]	Federal Home Loan Bank System Discount Notes, 2.355% - 2.860%, 9/17/2008 - 8/6/2009	38,013,505
249,665,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.120% - 2.774%, 9/2/2008 - 11/27/2008	249,654,375
100,605,000		Federal Home Loan Bank System Notes, 2.250% - 5.800%, 9/2/2008 - 7/9/2009	100,816,718
22,195,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 2.110% - 2.400%, 9/16/2008 - 10/31/2008	22,150,442
23,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.387% - 2.436%, 9/8/2008 - 9/28/2008	22,996,965
11,000,000		Federal Home Loan Mortgage Corp. Notes, 2.375% - 4.750%, 10/17/2008 - 4/2/2009	10,999,256
59,500,000	[2]	Federal National Mortgage Association Discount Notes, 2.090% - 2.760%, 11/3/2008 - 3/2/2009	58,963,172
45,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 2.060% - 2.749%, 9/2/2008 - 11/12/2008	45,484,988
3,300,000		Federal National Mortgage Association Notes, 6.625%, 9/15/2009	3,418,620
		TOTAL GOVERNMENT AGENCIES	556,498,041
		REPURCHASE AGREEMENTS--41.4%
19,000,000		Interest in $3,684,000,000 joint repurchase agreement 2.02%, dated 8/29/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $3,684,826,853 on 9/2/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $3,758,523,460.	19,000,000
11,000,000	[3]	Interest in $635,000,000 joint repurchase agreement 2.25%, dated 8/8/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $636,270,000 on 9/12/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/25/2037 and the market value of those underlying securities was $654,466,716.	11,000,000
20,000,000		Interest in $1,500,000,000 joint repurchase agreement 2.14%, dated 8/29/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,500,356,667 on 9/2/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/20/2038 and the market value of those underlying securities was $1,541,726,444.	20,000,000
15,000,000	[3]	Interest in $760,000,000 joint repurchase agreement 2.25%, dated 8/14/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $761,520,000 on 9/15/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/25/2039 and the market value of those underlying securities was $781,134,530.	15,000,000
47,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.15%, dated 8/29/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,500,597,222 on 9/2/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2047 and the market value of those underlying securities was $2,557,665,438.	47,000,000
8,000,000	[3]	Interest in $390,000,000 joint repurchase agreement 2.25%, dated 8/12/2008 under which Credit Suisse First Boston LLC will repurchase securities provided as collateral for $390,755,625 on 9/12/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/15/2038 and the market value of those underlying securities was $402,129,687.	8,000,000
47,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.14%, dated 8/29/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,500,594,444 on 9/2/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/20/2038 and the market value of those underlying securities was $2,561,026,294.	47,000,000
39,756,000		Interest in $4,500,000,000 joint repurchase agreement 2.14%, dated 8/29/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $4,501,070,000 on 9/2/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $4,610,135,942.	39,756,000
47,000,000		Interest in $1,500,000,000 joint repurchase agreement 2.14%, dated 8/29/2008 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,500,356,667 on 9/2/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2038 and the market value of those underlying securities was $1,531,766,204.	47,000,000
47,000,000		Interest in $816,341,000 joint repurchase agreement 2.14%, dated 8/29/2008 under which Merrill Lynch Government Securities/Money Market will repurchase securities provided as collateral for $816,535,108 on 9/2/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2041 and the market value of those underlying securities was $840,832,619.	47,000,000
47,000,000		Interest in $2,000,000,000 joint repurchase agreement 2.14%, dated 8/29/2008 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,475,556 on 9/2/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/16/2044 and the market value of those underlying securities was $2,050,561,492.	47,000,000
47,000,000		Interest in $150,000,000 joint repurchase agreement 2.15%, dated 8/29/2008 under which Westdeutsche Landesbank Girozentrale, New York will repurchase securities provided as collateral for $150,035,833 on 9/2/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2037 and the market value of those underlying securities was $153,308,070.	47,000,000
		TOTAL REPURCHASE AGREEMENTS	394,756,000
		TOTAL INVESTMENTS –99.8% (AT AMORTIZED COST)[4]	951,254,041
		OTHER ASSETS AND LIABILITIES –NET –0.2%[5]	1,992,195
		TOTAL NET ASSETS –100%	$953,246,236

1	Floating rate note with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2008.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$---
Level 2 – Other Significant Observable Inputs	$951,254,041
Level 3 – Significant Unobservable Inputs	$---
Total	$951,254,041

Municipal Cash Series

Portfolio of Investments

August 31, 2008 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.8%[1,2]
		Alabama--1.4%
$1,195,000		Birmingham, AL, IDA, Weekly VRDNs (Mrs. Strattons Salads, Inc.)/(Wachovia Bank N.A. LOC), 2.050%, 9/5/2008	$1,195,000
1,998,000		Birmingham, AL, IDA, IDRBs (Series 1999), Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.990%, 9/4/2008	1,998,000
295,000		Perry County, AL, IDB (Series 2001), Weekly VRDNs (Alabama Catfish Feedmill LLC)/ (Regions Bank, Alabama LOC), 1.910%, 9/4/2008	295,000
3,100,000		Piedmont, AL, IDB, Weekly VRDNs (Bostrom Seating, Inc.)/(Citibank NA, New York LOC), 2.250%, 9/4/2008	3,100,000
		TOTAL	6,588,000
		Arizona--8.9%
5,775,000		Arizona Health Facilities Authority (Series 2006), Weekly VRDNs (La Loma Village)/(Citibank NA, New York LOC), 1.890%, 9/4/2008	5,775,000
1,000,000		Coconino County, AZ, Pollution Control Corp. (Series 1998), Daily VRDNs (Arizona Public Service Co.)/(KBC Bank N.V. LOC), 2.600%, 9/2/2008	1,000,000
6,870,000	[3,4]	Phoenix, Maricopa County, Pima County, AZ, IDA, (PA-1509), Weekly VRDNs (GNMA COL)/ (Merrill Lynch & Co., Inc. LIQ), 1.920%, 9/4/2008	6,870,000
10,530,000	[3,4]	Phoenix, Maricopa County, Pima County, AZ, IDA, MERLOTS (Series 2007 C-59), 2.15% TOBs (GNMA COL)/(Bank of New York LIQ), Optional Tender 10/15/2008	10,530,000
3,000,000		Scottsdale, AZ, IDA (Series 2006D), Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 2.200%, 9/3/2008	3,000,000
14,525,000		Scottsdale, AZ, IDA (series 2006E), Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 2.200%, 9/3/2008	14,525,000
		TOTAL	41,700,000
		Arkansas--0.9%
4,200,000		Greene County, AR, Weekly VRDNs (Jimmy Sanders, Inc.)/(Regions Bank, Alabama LOC), 2.200%, 9/4/2008	4,200,000
		Colorado--0.6%
1,500,000		Adams County, CO, IDB (Series 1993), Weekly VRDNs (Bace Manufacturing, Inc.)/(WestLB AG LOC), 2.070%, 9/4/2008	1,500,000
1,175,000		Colorado, HFA (Series 2000A), Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 1.940%, 9/4/2008	1,175,000
240,000		Colorado, HFA (Series 2000B), Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 1.940%, 9/4/2008	240,000
		TOTAL	2,915,000
		District of Columbia--1.2%
5,500,000		District of Columbia HFA, SFM, Revenue Bonds Draw Down (Series 2005), 2.435% TOBs (Trinity Plus Funding Co. LLC INV), Mandatory Tender 12/22/2008	5,500,000
		Florida--2.0%
2,485,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2007-49), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 1.960%, 9/4/2008	2,485,000
1,390,000	[3,4]	Escambia County, FL, HFA (Series 2004 FR/RI-L12), Weekly VRDNs (GNMA COL)/ (Lehman Brothers Holdings, Inc. LIQ), 4.000%, 9/3/2008	1,390,000
1,725,000	[3,4]	Florida Hurricane Catastrophe Fund Finance Corp., P-Floats (Series EC-1081), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.060%, 9/4/2008	1,725,000
4,000,000		Greater Orlando, FL, Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(GTD by Textron Inc.), 3.050%, 9/3/2008	4,000,000
		TOTAL	9,600,000
		Georgia--7.1%
6,155,000		Atlanta, GA, Water & Wastewater (Series 2001 C), Daily VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.600%, 9/2/2008	6,155,000
4,350,000		Atlanta, GA, Urban Residential Finance Authority (Series 1995), Weekly VRDNs (West End Housing Development)/(FNMA LOC), 2.000%, 9/4/2008	4,350,000
5,485,000		Clayton County, GA, Housing Authority (Series 2006), Weekly VRDNs (Provence Place Apartments)/(Regions Bank, Alabama LOC), 1.990%, 9/4/2008	5,485,000
800,000		Cobb County, GA, Development Authority (Series 2007), Weekly VRDNs (Republic Services, Inc.), 3.500%, 9/3/2008	800,000
15,000,000		Fulton County, GA, School District, 3.00% TANs, 12/31/2008	15,036,485
1,455,000		Gainesville, GA, Redevelopment Authority (Series 1999), Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank LOC), 1.850%, 9/3/2008	1,455,000
		TOTAL	33,281,485
		Illinois--4.7%
4,985,000	[3,4]	Aurora, Kane, DuPage, Will and Kendall Counties, IL, MERLOTS (Series 2007-C70), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 2.020%, 9/3/2008	4,985,000
1,350,000		Chicago, IL (Series 2000), Weekly VRDNs (Andre's Imaging & Graphics, Inc.)/(LaSalle Bank, N.A. LOC), 2.150%, 9/4/2008	1,350,000
1,725,000		Chicago, IL (Series 2001), Weekly VRDNs (J.M.B. Moesle LLC)/(Harris, N.A. LOC), 2.030%, 9/4/2008	1,725,000
1,745,000		Illinois Development Finance Authority, IDB, Weekly VRDNs (T&D Investments LLC)/(U.S. Bank, N.A. LOC), 2.140%, 9/4/2008	1,745,000
4,225,000		Illinois Development Finance Authority, IDB (Series 1997), Weekly VRDNs (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC), 3.100%, 9/4/2008	4,225,000
1,000,000		Illinois Development Finance Authority, IDB (Series 2001), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 2.140%, 9/4/2008	1,000,000
2,630,000		Illinois Development Finance Authority, IDB, Adjustable Rate IDRB (Series 1996A), Weekly VRDNs (Nimlok Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.100%, 9/4/2008	2,630,000
3,000,000		Illinois Development Finance Authority (Series 2002), Weekly VRDNs (Kasbergen Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 2.040%, 9/4/2008	3,000,000
1,040,000		Illinois Housing Development Authority (2007 Sub Series H-2), 3.48% TOBs, Mandatory Tender 10/1/2008	1,040,000
329,000		Peoria, IL (Series 1996), Weekly VRDNs (J.T. Fennell Co., Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.850%, 9/4/2008	329,000
		TOTAL	22,029,000
		Indiana--4.2%
870,000		Carmel, IN (Series 1999), Weekly VRDNs (Telamon Corp.)/(LaSalle Bank, N.A. LOC), 2.200%, 9/4/2008	870,000
1,095,000		Huntington, IN (Series 1998), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 2.040%, 9/4/2008	1,095,000
405,000		Indiana Development Finance Authority (Series 1996), Weekly VRDNs (Meridian Group LLC)/(JPMorgan Chase Bank, N.A. LOC), 3.850%, 9/4/2008	405,000
1,000,000		Indiana Development Finance Authority (Series 2005), Weekly VRDNs (Republic Services, Inc.), 3.500%, 9/3/2008	1,000,000
1,500,000		Indiana Development Finance Authority, EDRB (Series 2002), Weekly VRDNs (Vreba-Hoff Dairy Leasing LLC)/(Wells Fargo Bank, N.A. LOC), 2.040%, 9/4/2008	1,500,000
12,500,000		Indianapolis, IN, Local Public Improvement Bond Bank, (Sub-series 2008C-1), Weekly VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 2.230%, 9/3/2008	12,500,000
2,200,000		Lafayette, IN, School Corp., 3.75% TANs, 12/31/2008	2,203,167
		TOTAL	19,573,167
		Iowa--1.7%
3,000,000	[3,4]	Iowa Finance Authority, Term Tender Custodial Receipts (Series 2008-O), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/26/2008	3,001,050
5,000,000	[3,4]	Iowa Finance Authority, Term Tender Custodial Receipts (Series 2008Q), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/26/2008	5,001,747
		TOTAL	8,002,797
		Kansas--2.7%
6,193,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 1.960%, 9/4/2008	6,193,000
815,000		Colwich, KS Industrial Development, IDRBs (Series 1999), Weekly VRDNs (EPCO Carbondioxide Products, Inc.)/(Regions Bank, Alabama LOC), 2.250%, 9/4/2008	815,000
3,208,500	[3,4]	Sedgwick & Shawnee Counties, KS, Floater Certificates (Series 2006-1670), Weekly VRDNs (GNMA COL)/(Morgan Stanley LIQ), 1.990%, 9/4/2008	3,208,500
2,665,000		Wyandotte County, KS, (Series 1999), Weekly VRDNs (Shor-Line)/(U.S. Bank, N.A. LOC), 2.150%, 9/3/2008	2,665,000
		TOTAL	12,881,500
		Kentucky--2.0%
900,000		Henderson County, KY (Series 1996A), Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank, Cincinnati LOC), 2.13%, 9/4/2008	900,000
1,040,000		Kenton County, KY (Series 1999), Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank LOC), 2.510%, 9/4/2008	1,040,000
5,000,000		Kentucky, EDFA (Series 2007), Weekly VRDNs (Christian Care Communities, Inc.)/(National City Bank LOC), 2.440%, 9/4/2008	5,000,000
2,100,000		Kentucky Housing Corp., Weekly VRDNs (Arbors of Madisonville Apartments LP)/(U.S. Bank, N.A. LOC), 2.300%, 9/4/2008	2,100,000
400,000		Winchester, KY (Series 1990), Weekly VRDNs (Walle Corp.)/(UBS AG LOC), 1.970%, 9/4/2008	400,000
		TOTAL	9,440,000
		Louisiana--0.5%
2,500,000		New Orleans, LA, IDB (Series 2000), Weekly VRDNs (Home Furnishings Store)/(JPMorgan Chase Bank, N.A. LOC), 2.090%, 9/4/2008	2,500,000
		Maine--1.3%
2,755,000		Dover-Foxcroft, ME (Series 2005), Weekly VRDNs (Pleasant River Lumber Co.)/(Wachovia Bank N.A. LOC), 1.910%, 9/3/2008	2,755,000
1,000,000		Maine State Housing Authority, Mortgage Purchase Bonds (2007 Series F), 3.85% TOBs, Mandatory Tender 9/22/2008	1,000,000
2,545,000		Paris, ME (Series 2001), Weekly VRDNs (Maine Machine Products Co.)/(Key Bank, N.A. LOC), 2.110%, 9/4/2008	2,545,000
		TOTAL	6,300,000
		Michigan--0.9%
4,000,000	[3,4]	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008H), 2.85% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	4,001,262
		Minnesota--0.2%
660,000		Brooklyn Park, MN, EDA (Series 1999), Weekly VRDNs (Midwest Finishing, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.040%, 9/4/2008	660,000
250,000		Plymouth, MN, Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.040%, 9/4/2008	250,000
		TOTAL	910,000
		Mississippi--0.7%
3,500,000		Mississippi Home Corp., MFH, Revenue Bonds (Series 2001-4), Weekly VRDNs (Highland Park Apartments)/(Wachovia Bank N.A. LOC), 2.100%, 9/4/2008	3,500,000
		Missouri--2.8%
9,000,000	[3,4]	Missouri Higher Education Loan Authority, DFA Municipal Trust Certificates (Series 2008-40), Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.240%, 9/4/2008	9,000,000
100,000		Missouri State, HEFA (Series 2000), Weekly VRDNs (Dialysis Clinic, Inc.)/(SunTrust Bank LOC), 1.900%, 9/3/2008	100,000
3,000,000		Missouri State Housing Development Commission, SFM, Revenue Refunding Bonds Draw Down (Series 2007A), 2.377% TOBs (Natixis Funding Corp. INV), Mandatory Tender 3/1/2009	3,000,000
1,005,000		Springfield, MO, IDA (Series 1999), Weekly VRDNs (Dabryan Coach Builders, Inc.)/(U.S. Bank, N.A. LOC), 2.040%, 9/4/2008	1,005,000
		TOTAL	13,105,000
		Montana--0.7%
3,500,000		Montana State Board of Investments (Series 1989), 2.30% TOBs (Colstrip Energy LP)/ (Union Bank of California, N.A. LOC), Optional Tender 5/29/2009	3,500,000
		Multi State--7.3%
3,249,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-40), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 1.990%, 9/4/2008	3,249,000
4,215,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-52), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 1.990%, 9/4/2008	4,215,000
5,000,000	[3,4]	FHLMC, (Eagle Tax Exempt Trust), Weekly VRDNs (GTD by FHLMC LIQ), 2.190%, 9/4/2008	5,000,000
7,485,000		FHLMC (Series M015-A), Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/ (GTD by FHLMC LIQ), 1.990%, 9/4/2008	7,485,000
125,000	[3,4]	JPMorgan Chase & Co. I-PUTTERs Trust (Series 2382P), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.090%, 9/4/2008	125,000
6,700,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2 (Series 1), Weekly VRDNs (Deutsche Bank AG LIQ), 2.340%, 8/1/2038	6,700,000
7,600,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2 (Series 1), Weekly VRDNs (Deutsche Bank AG LIQ), 2.340%, 8/1/2038	7,600,000
		TOTAL	34,374,000
		Nevada--1.1%
5,000,000		Clark County, NV, Airport System (Series 2008F), 3.00% BANs, 7/1/2009	5,042,911
		New Mexico--0.5%
2,122,633		New Mexico Mortgage Finance Authority, (Draw Down Issue 2008) 2.460%, TOBs (Trinity Plus Funding Co. LLC INV), Mandatory Tender 4/1/2009	2,122,633
		New York--5.3%
1,670,000		Cattaraugus County, NY, IDA (Series 1999A), Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.990%, 9/4/2008	1,670,000
1,280,000		Cayuga County, NY, IDA (Series 1998), Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of Pennsylvania LOC), 2.310%, 9/3/2008	1,280,000
1,820,000		Erie County, NY, IDA, IDRB (Series 1994), Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 2.040%, 9/4/2008	1,820,000
1,985,000	[3,4]	Hempstead, NY, IDA, ROCs (Series 737CE), Weekly VRDNs (Park Lake Residences LP)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 1.970%, 9/4/2008	1,985,000
1,700,000		Madison County, NY, IDA (Series A), Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 2.310%, 9/3/2008	1,700,000
1,970,000	[3,4]	Nassau County, NY, IDA, ROCs (Series 738CE), Weekly VRDNs (Mill River Residences)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 1.970%, 9/4/2008	1,970,000
1,700,000		New York City, NY, IDA, IDRBs (Series 2003), Weekly VRDNs (Novelty Crystal Corp.)/ (Commerce Bank N.A., Cherry Hill, NJ LOC), 1.970%, 9/4/2008	1,700,000
8,845,000	[3,4]	New York State Mortgage Agency, PA-406 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 1.900%, 9/4/2008	8,845,000
1,700,000	[3,4]	Nuveen INS New York Dividend Advantage Municipal Fund (Series 1), Weekly VRDNs (Deutsche Bank AG LIQ), 2.390%, 8/1/2038	1,700,000
2,250,000		Riverhead, NY, IDA, IDRB (Series 1998), Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/ (Mellon Bank N.A. LOC), 2.050%, 9/4/2008	2,250,000
		TOTAL	24,920,000
		North Dakota--0.5%
100,000		Fargo, ND (Series 1997), Weekly VRDNs (Owen Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.050%, 9/4/2008	100,000
2,435,000		Grand Forks, ND (Series 1999), Weekly VRDNs (LM Glasfiber North Dakota, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.940%, 9/4/2008	2,435,000
		TOTAL	2,535,000
		Ohio--14.8%
15,835,000		Akron-Canton, OH, Regional Airport Authority (Series 2007), Weekly VRDNs (Huntington National Bank, Columbus, OH LOC), 2.350%, 9/4/2008	15,835,000
7,490,000	[3,4]	Erie County, OH, Hospital Facilities, (MT-253), Weekly VRDNs (Firelands Regional Medical Center)/(Merrill Lynch & Co., Inc. LIQ LOC), 2.250%, 9/4/2008	7,490,000
3,000,000		Fairborn, OH, 2.50% BANs, 5/20/2009	3,009,443
7,515,000		Franklin County, OH, Health Care Facilities, Refunding & Improvement Revs (Series 2002 B), Weekly VRDNs (Ohio Presbyterian Retirement Services)/(National City Bank LOC), 3.250%, 9/4/2008	7,515,000
1,100,000		Licking County, OH, Career & Technology Educational Centers, 3.00% BANs, 9/8/2009	1,110,747
6,190,000		Mahoning County, OH, Hospital Facilities, Adjustable Rate Demand Health Care Facilities, Revenue Refunding Bonds (Series 2002), Weekly VRDNs (Copeland Oaks Project)/ (Huntington National Bank, Columbus, OH LOC), 2.250%, 9/4/2008	6,190,000
2,000,000		Medina County, OH (Series 1997), Weekly VRDNs (Plaza 71 Associates Ltd.)/(GTD by WestLB AG LOC), 2.040%, 9/4/2008	2,000,000
805,000		Oakwood Village, OH, 3.75% BANs, 12/4/2008	805,498
2,050,000	[3,4]	Ohio HFA, MERLOTS (Series 2008-C45), 2.15% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 5/27/2009	2,050,000
2,185,000		Paulding County, OH (Series A), 4.25% BANs, 9/10/2008	2,185,629
2,753,000		Perrysburg, OH, 4.00% BANs, 11/6/2008	2,755,156
1,052,000		Richland County, OH, 2.50% BANs, 7/30/2009	1,056,702
5,000,000		Richland County, OH, 3.00% BANs, 11/20/2008	5,008,035
1,570,000		Richland County, OH, 4.00% BANs, 10/30/2008	1,571,102
1,455,000		Stark County, OH (Series 2007-2), 3.90% BANs, 9/24/2008	1,455,220
1,000,000		Toledo-Lucas County, OH, Port Authority (Series 2006), Weekly VRDNs (Van Deurzen Dairy LLC)/(LaSalle Bank, N.A. LOC), 2.150%, 9/4/2008	1,000,000
6,500,000		Village of South Lebanon, OH (Series 2003A), Weekly VRDNs (Pedcor Investments-2003-LX LP)/(Huntington National Bank, Columbus, OH LOC), 2.350%, 9/4/2008	6,500,000
2,000,000		Warrensville Heights, OH, 2.40% BANs, 5/29/2009	2,003,620
		TOTAL	69,541,152
		Oklahoma--5.7%
2,000,000		Broken Arrow, OK, EDA, Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 2.350%, 9/4/2008	2,000,000
1,000,000		Oklahoma Development Finance Authority (Series 2002), Weekly VRDNs (GTD by ConocoPhillips Co.), 1.920%, 9/3/2008	1,000,000
4,000,000	[3,4]	Oklahoma Student Loan Authority, DFA Floating Certificates (Series 2008-08), Weekly VRDNs (DePfa Bank PLC LIQ LOC), 2.240%, 9/4/2008	4,000,000
20,000,000	[3,4]	Oklahoma Student Loan Authority, DFA Municipal Trust (Series 2008-10), Weekly VRDNs (DePfa Bank PLC LIQ LOC), 2.240%, 9/4/2008	20,000,000
		TOTAL	27,000,000
		Oregon--0.4%
1,000,000		Oregon State, EDRB (Series 194), Weekly VRDNs (Tillamook County Creamery Association)/ (BNP Paribas SA LOC), 2.040%, 9/4/2008	1,000,000
1,000,000		Oregon State, EDRB (Series 195), Weekly VRDNs (Columbia River Processing, Inc.)/(BNP Paribas SA LOC), 2.040%, 9/4/2008	1,000,000
		TOTAL	2,000,000
		Pennsylvania--3.8%
12,000,000		Bethlehem, PA, Area School District (Series 2007), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.100%, 9/4/2008	12,000,000
805,000		McKean County, PA, IDA (Series 1997), Weekly VRDNs (Keystone Powdered Metal Co.)/ (PNC Bank, N.A. LOC), 2.100%, 9/4/2008	805,000
2,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004B), Weekly VRDNs (Sunoco, Inc.), 1.930%, 9/3/2008	2,000,000
3,000,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, Term Tender Custodial Receipts (Series 2008-C), 2.95% TOBs (University of Pennsylvania Health System), Mandatory Tender 11/18/2008	3,000,934
		TOTAL	17,805,934
		South Carolina--1.1%
2,230,000		Ridgeland, SC (Series 2006A), Weekly VRDNs (LRC Ridgeland LLC)/(Columbus Bank and Trust Co., GA LOC), 2.090%, 9/4/2008	2,230,000
3,000,000		South Carolina Jobs-EDA (Series 2004), Weekly VRDNs (Republic Services, Inc.), 3.500%, 9/3/2008	3,000,000
		TOTAL	5,230,000
		South Dakota--0.6%
3,000,000		South Dakota Value Added Finance Authority (Series 2004), Weekly VRDNs (Prairie Gold Dairy LLC)/(Key Bank, N.A. LOC), 2.040%, 9/4/2008	3,000,000
		Tennessee--0.6%
900,000		Franklin County, TN, IDB (Series 1997), Weekly VRDNs (Hi-Tech)/(Regions Bank, Alabama LOC), 1.800%, 9/3/2008	900,000
110,000		Hamilton County, TN, IDB, Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.100%, 9/4/2008	110,000
2,000,000		Memphis-Shelby County, TN, Industrial Board (Series 2007), Weekly VRDNs (Nucor Steel Memphis, Inc.)/(GTD by Nucor Corp.), 2.050%, 9/3/2008	2,000,000
		TOTAL	3,010,000
		Texas--4.8%
1,970,000		Houston, TX, Higher Education Finance Corp. (Series 2003A) Tierwester Oaks and Richfield Manor Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York LOC), 1.930%, 10/1/2008	1,970,000
5,000,000		Southeast Texas Housing Finance Corp., Weekly VRDNs (Mansions at Moses Lake, LP)/ (FHLMC LOC), 2.050%, 9/4/2008	5,000,000
2,500,000	[3,4]	Tarrant County, TX, Cultural Education Facilities Finance Corp., 2.35% TOBs (Methodist Hospitals of Dallas), Mandatory Tender 9/9/2008	2,500,082
4,175,000	[3,4]	Texas State Department of Housing & Community Affairs, (PT-4594), Weekly VRDNs (Tranquility Housing Ltd.)/(FHLMC COL LIQ), 2.190%, 9/4/2008	4,175,000
1,435,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2001-A109), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 2.020%, 9/3/2008	1,435,000
7,240,000	[3,4]	Texas State, MERLOTS (Series 2008-C47), 2.10% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 7/8/2009	7,240,000
		TOTAL	22,320,082
		Vermont--1.1%
5,000,000		Vermont State Student Assistance Corp. (Series 2008A-1), Weekly VRDNs (Key Bank, N.A. LOC), 2.260%, 9/4/2008	5,000,000
		Virginia--1.5%
5,000,000		Metropolitan Washington, DC, Airports Authority (Series 2005B), 1.75% CP (Bank of America N.A. LOC), Mandatory Tender 9/17/2008	5,000,000
2,000,000		Virginia State Housing Development Authority, 4.00% Bonds, 1/1/2009	2,004,135
		TOTAL	7,004,135
		Washington--1.2%
625,000		Washington State, EDFA (Series 2005B), Weekly VRDNs (Harold LeMay Enterprises, Inc.)/ (Bank of America N.A. LOC), 1.890%, 9/3/2008	625,000
2,575,000		Washington State Housing Finance Commission (Series 1996A: Pacific Inn Apartments), Weekly VRDNs (225-112th NE LP)/(U.S. Bank, N.A. LOC), 2.100%, 9/4/2008	2,575,000
2,250,000		Washington State Housing Finance Commission (Series 1998A: Oxford Square Apartments), Weekly VRDNs (Oxford Housing LP)/(U.S. Bank, N.A. LOC), 2.100%, 9/4/2008	2,250,000
		TOTAL	5,450,000
		West Virginia--0.9%
4,190,000		Cabell County Commission, WV, Weekly VRDNs (Foster Foundation)/(Huntington National Bank, Columbus, OH LOC), 2.300%, 9/4/2008	4,190,000
		Wisconsin--3.4%
2,000,000		Combined Locks, WI, Development Revenue Bonds (Series 1997), Weekly VRDNs (Appleton Papers)/(Bank of America N.A. LOC), 2.090%, 9/4/2008	2,000,000
170,000		Marshfield, WI (Series 1993), Weekly VRDNs (Building Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.850%, 9/4/2008	170,000
3,350,000		Menomonee Falls Village, WI (Series 2006), Weekly VRDNs (AJ Die-Namics, LP)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.200%, 9/4/2008	3,350,000
1,400,000		Menomonie, WI, Area School District, 2.40% TRANs, 9/1/2009	1,403,542
1,950,000		Mukwonago, WI (Series 1999), Weekly VRDNs (Empire Level)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.200%, 9/4/2008	1,950,000
7,000,000		Rothschild Village, WI (Series 2007), Weekly VRDNs (Schuette, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.200%, 9/4/2008	7,000,000
		TOTAL	15,873,542
		Wyoming--1.7%
7,845,000	[3,4]	Wyoming Community Development Authority, MERLOTS (Series 2008-C46), 2.25% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 6/10/2009	7,845,000
		TOTAL INVESTMENTS --- 100.8% (AT AMORTIZED COST)[5]	473,791,600
		OTHER ASSETS AND LIABILITIES --- NET --- (0.8)%[6]	(3,784,725)
		TOTAL NET ASSETS --- 100%	$470,006,875

Securities that are subject to the federal alternative minimum tax (AMT) represent 71.6% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At August 31, 2008, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
	First Tier	Second Tier
	94.7%	5.3%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2008, these restricted securities amounted to $159,515,575, which represented 33.9% of total net assets.

4
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At August 31, 2008, these liquid restricted securities amounted to $159,515,575, which represented 33.9% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2008.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ ---
Level 2 – Other Significant Observable Inputs	473,791,600
Level 3 – Significant Unobservable Inputs	---
Total	$473,791,600

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

Prime Cash Series

Portfolio of Investments

August 31, 2008 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.4%
		Finance - Automotive--2.2%
$6,926,280	[1]	CAL Securitization Trust 2008-1, Class A1, 2.994%, 4/15/2009	$6,926,280
28,108,376	[1]	CARL No. 10 Note Repackaging Trust, Class A1, 3.465%, 7/15/2009	28,108,376
3,765,877	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.104%, 12/15/2008	3,765,876
2,032,150	[1,2]	DaimlerChrysler Auto Trust 2008-A, Class A1, 3.151%, 3/9/2009	2,032,150
2,806,819		DaimlerChrysler Auto Trust 2008-B, Class A1, 2.804%, 5/8/2009	2,806,819
6,526,386		Fifth Third Auto Trust 2008-1, Class A1, 2.730%, 4/15/2009	6,526,386
42,038,606	[1,2]	Ford Credit Auto Owner Trust 2008-C, Class A1, 2.776%, 6/15/2009	42,038,606
11,076,534	[1,2]	Huntington Auto Trust 2008-1, Class A1, 2.820%, 6/15/2009	11,076,534
5,885,548		Nissan Auto Lease Trust 2008-A, Class A1, 2.814%, 5/15/2009	5,885,548
1,887,221		Nissan Auto Receivables Owner Trust 2008-A, Class A1, 3.997%, 1/15/2009	1,887,221
9,656,838		Nissan Auto Receivables Owner Trust 2008-B, Class A1, 2.785%, 6/15/2009	9,656,838
9,315,081		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A1, 2.840%, 5/20/2009	9,315,081
		TOTAL	130,025,715
		Finance - Equipment--0.2%
15,013,202	[1]	CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.374%, 7/6/2009	15,013,202
		TOTAL ASSET-BACKED SECURITIES	145,038,917
		CERTIFICATES OF DEPOSIT--16.6%
		Banking--16.6%
15,000,000		Banco Santander, S.A., 3.100%, 1/9/2009	15,000,000
50,000,000		Bank of Ireland, 3.170%, 2/17/2009	50,000,000
20,000,000		Bank of Montreal, 3.650%, 6/15/2009	20,000,000
50,000,000		Bank of Scotland, Edinburgh, 3.050%, 10/23/2008	50,000,000
103,000,000		Barclays Bank PLC, 3.060% - 3.700%, 2/23/2009 - 6/12/2009	103,000,000
50,000,000		Compass Bank, Birmingham, 2.850%, 10/3/2008	50,000,000
210,000,000		DePfa Bank PLC, 2.830% - 3.070%, 9/10/2008 - 12/5/2008	210,000,000
85,000,000		Huntington National Bank, Columbus, OH, 2.850%, 9/29/2008 - 10/1/2008	85,000,000
50,000,000		Mizuho Corporate Bank Ltd., 2.840%, 11/24/2008	50,000,000
40,000,000		National City Bank, 2.780%, 9/11/2008	40,000,000
36,500,000		Natixis, 2.940%, 11/21/2008	36,500,000
5,500,000		Regions Bank, Alabama, 2.990%, 10/31/2008	5,499,993
50,000,000		SunTrust Bank, 3.170%, 2/24/2009	50,000,000
10,000,000		UBS AG, 3.780%, 10/15/2008	10,000,000
225,000,000		Wilmington Trust Co., 2.850% - 2.900%, 9/23/2008 - 11/12/2008	225,000,000
		TOTAL CERTIFICATES OF DEPOSIT	999,999,993
		COLLATERALIZED LOAN AGREEMENTS--14.9%
		Banking--8.7%
65,000,000		BNP Paribas Securities Corp., 2.408%, 9/2/2008	65,000,000
30,000,000		Barclays Capital, Inc., 2.375%, 9/2/2008	30,000,000
50,000,000		Citigroup Global Markets, Inc., 2.395%, 9/2/2008	50,000,000
50,000,000		Credit Suisse First Boston LLC, 2.325%, 9/2/2008	50,000,000
75,000,000		Deutsche Bank Securities, Inc., 2.325%, 9/2/2008	75,000,000
52,000,000		Greenwich Capital Markets, Inc., 2.325%, 9/2/2008	52,000,000
50,000,000		Natixis Financial Products Inc., 2.500%, 9/2/2008	50,000,000
50,000,000		UBS Securities LLC, 3.092%, 10/22/2008	50,000,000
100,000,000		Wachovia Securities, Inc., 3.000%, 10/14/2008	100,000,000
		TOTAL	522,000,000
		Brokerage--6.2%
75,000,000		Goldman Sachs & Co., 2.375%, 9/2/2008	75,000,000
75,000,000		Lehman Brothers, Inc., 2.525%, 9/2/2008	75,000,000
100,000,000		Merrill Lynch & Co., Inc., 2.475%, 9/2/2008	100,000,000
50,000,000		Merrill Lynch, Pierce, Fenner and Smith, 2.425%, 9/2/2008	50,000,000
75,000,000		Morgan Stanley & Co., Inc., 2.425%, 9/2/2008	75,000,000
		TOTAL	375,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	897,000,000
		COMMERCIAL PAPER--35.5%[3]
		Aerospace / Auto--0.9%
29,000,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 2.900%, 9/9/2008 - 9/16/2008	28,975,672
25,250,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 2.950% - 3.000%, 10/16/2008 - 11/24/2008	25,118,797
		TOTAL	54,094,469
		Banking--6.8%
50,000,000	[1,2]	Allied Irish Banks North America, Inc., 2.830%, 11/28/2008	49,654,111
35,000,000	[1,2]	Bank of Ireland, 3.161%, 2/23/2009	34,470,868
60,000,000		Citigroup Funding, Inc., 2.880%, 10/10/2008	59,812,800
44,000,000		Dexia Delaware LLC, 2.830%, 11/17/2008	43,733,666
7,100,000	[1,2]	Fountain Square Commercial Funding Corp., 3.100%, 11/3/2008	7,061,483
20,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 3.090%, 1/23/2009	19,752,800
117,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 2.650% - 2.820%, 9/26/2008 - 12/1/2008	116,556,501
75,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 2.800%, 10/20/2008	74,714,167
		TOTAL	405,756,396
		Conglomerate--0.8%
48,000,000		Textron Financial Corp., (Textron Inc. SA), 2.850% - 2.900%, 9/17/2008 - 11/17/2008	47,872,088
		Consumer Products--1.1%
60,300,000	[1,2]	Diageo Capital PLC, (GTD by Diageo PLC), 3.010% - 3.100%, 9/12/2008 - 11/25/2008	59,951,432
6,500,000		Kellogg Co., 2.814%, 9/3/2008	6,498,989
		TOTAL	66,450,421
		Diversified--0.1%
5,000,000	[1,2]	ITT Corp., 3.150% - 3.250%, 11/13/2008	4,967,657
		Finance - Automotive--1.4%
20,000,000		DRAC LLC, (A1+/P1 Series), 2.850%, 10/2/2008	19,950,917
65,900,000		FCAR Auto Loan Trust, (A1+/P1 Series), 2.820% - 3.320%, 10/15/2008 - 12/15/2008	65,514,227
		TOTAL	85,465,144
		Finance - Commercial--4.2%
10,000,000	[1,2]	Edison Asset Securitization LLC, 2.890%, 9/25/2008	9,980,733
12,000,000	[1,2]	Fairway Finance Co. LLC, 2.800%, 10/1/2008	11,972,000
150,927,000	[1,2]	Tulip Funding Corp., 2.560% - 2.780%, 9/5/2008 - 10/15/2008	150,648,295
80,000,000	[1,2]	Versailles Commercial Paper LLC, 3.050%, 9/26/2008 - 11/6/2008	79,661,111
		TOTAL	252,262,139
		Finance - Retail--18.5%
30,000,000	[1,2]	Alpine Securitization Corp., 2.800%, 10/2/2008	29,927,667
297,583,000	[1,2]	Amsterdam Funding Corp., 2.740% - 2.780%, 9/18/2008 - 11/21/2008	296,552,703
100,000,000	[1,2]	Barton Capital LLC, 2.800%, 10/7/2008	99,720,000
83,000,000	[1,2]	Enterprise Funding Co. LLC, 2.750% - 2.780%, 9/19/2008 - 11/18/2008	82,732,480
211,610,000	[1,2]	Jupiter Securitization Company LLC, 2.720% - 2.780%, 9/15/2008 - 10/10/2008	211,154,120
55,000,000	[1,2]	Salisbury Receivables Company LLC, 2.650% - 2.770%, 9/12/2008 - 10/6/2008	54,901,549
175,000,000	[1,2]	Sheffield Receivables Corp., 2.700% - 3.050%, 9/11/2008 - 1/13/2009	174,419,625
162,000,000	[1,2]	Yorktown Capital LLC, 2.620% - 2.810%, 9/16/2008 - 10/20/2008	161,651,618
		TOTAL	1,111,059,762
		Food & Beverage--1.0%
40,000,000	[1,2]	General Mills, Inc., 3.050%, 9/15/2008	39,952,556
21,000,000	[1,2]	H.J. Heinz Finance Co., (GTD by H.J. Heinz Co.), 2.950%, 10/21/2008	20,913,958
		TOTAL	60,866,514
		Publishing & Printing--0.7%
44,500,000	[1,2]	Gannett Co., Inc., 3.300% - 3.520%, 9/9/2008 - 10/28/2008	44,290,346
		TOTAL COMMERCIAL PAPER	2,133,084,936
		CORPORATE NOTE--0.6%
		Banking--0.6%
35,000,000		Wells Fargo & Co., 3.551%, 5/1/2009	35,419,372
		LOAN PARTICIPATION--0.4%
		Chemicals--0.4%
25,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 2.720%, 9/26/2008	25,000,000
		NOTES - VARIABLE--26.0%[4]
		Banking--18.7%
4,700,000		35 N. Fourth Street Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.289%, 9/4/2008	4,700,000
2,140,000		6380 Brackbill Associates LP, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.570%, 9/5/2008	2,140,000
3,539,000		American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 3.160%, 9/4/2008	3,539,000
2,700,000		American Manufacturing Co., Inc., (Wachovia Bank N.A. LOC), 3.320%, 9/4/2008	2,700,000
40,000,000		Australia & New Zealand Banking Group, Melbourne, 2.916%, 9/10/2008	40,000,000
68,000,000	[1,2]	BNP Paribas SA, 2.472%, 9/25/2008	68,000,000
25,000,000	[1,2]	Bank of Ireland, 2.804%, 9/12/2008	25,000,000
75,000,000		Bank of Ireland, 2.865% - 2.991%, 10/22/2008 – 12/8/2008	75,000,000
40,000,000	[1,2]	Bank of Montreal, 2.960%, 9/5/2008	40,000,000
60,000,000		Bank of Montreal, 3.184%, 11/14/2008	60,000,000
25,000,000	[1,2]	Bank of Scotland, Edinburgh, 2.463%, 9/8/2008	25,000,000
5,510,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 3.240%, 9/5/2008	5,510,000
23,000,000	[1]	Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 3.216%, 9/1/2008	23,000,000
7,565,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 2.840%, 9/4/2008	7,565,000
1,233,000		Capital One Funding Corp., (Series 1995-D), (JPMorgan Chase Bank, N.A. LOC), 2.670%, 9/4/2008	1,233,000
3,235,000		Central Penn, Inc., (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 9/5/2008	3,235,000
4,595,000		Columbus, GA Development Authority, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 2.840%, 9/4/2008	4,595,000
1,865,000		Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 3.250%, 9/4/2008	1,865,000
35,000,000		Credit Agricole S.A., 3.031%, 9/22/2008	35,000,000
645,000		Damascus Co. Ltd., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.450%, 9/4/2008	645,000
405,000		Dave White Chevrolet, Inc., (Series 1996), (Huntington National Bank, Columbus, OH LOC), 3.510%, 9/4/2008	405,000
2,890,000		Development Authority of Columbus, GA, ECLA Family Partnership (Series 2004), (Columbus Bank and Trust Co., GA LOC), 2.820%, 9/4/2008	2,890,000
1,100,000		Dewberry III LP, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.520%, 9/3/2008	1,100,000
1,835,000		Engle Printing & Publishing, (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.570%, 9/5/2008	1,835,000
52,570,000		FEM Portfolio No. 1, (Series 2007), (Huntington National Bank, Columbus, OH LOC), 3.550%, 9/4/2008	52,570,000
5,325,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.570%, 9/5/2008	5,325,000
2,300,000		Gervais Street Associates, (Series 1998), (Wachovia Bank N.A. LOC), 3.010%, 9/3/2008	2,300,000
6,500,000		Giunta Group Ltd., (Series 2008), (Columbus Bank and Trust Co., GA LOC), 2.970%, 9/4/2008	6,500,000
18,000,000		Goldleaf Mortgage LLC, (Series 2007-A), (Marshall & Ilsley Bank, Milwaukee LOC), 2.590%, 9/4/2008	18,000,000
1,770,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.570%, 9/5/2008	1,770,000
2,445,000		Great Southern Wood, Inc., (Wachovia Bank N.A. LOC), 3.280%, 9/5/2008	2,445,000
5,160,000		Grob Systems, Inc., (Series 1998 & 1999), (Fifth Third Bank, Cincinnati LOC), 3.350%, 9/4/2008	5,160,000
950,000		Hanna Steel Corp., (Wachovia Bank N.A. LOC), 3.330%, 9/5/2008	950,000
18,000,000	[1,2]	ING Bank N.V., 3.059%, 9/26/2008	18,000,000
2,150,000		Iowa 80 Group, Inc., (Series 2001), (Wells Fargo Bank, N.A. LOC), 2.780%, 9/1/2008	2,150,000
3,645,000		Jackson-Rime Development Co. I, (Series 2002), (First Commercial Bank, Birmingham, AL LOC), 2.870%, 9/4/2008	3,645,000
3,835,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.570%, 9/2/2008	3,835,000
50,000,000		Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.570%, 9/2/2008	50,000,000
3,955,000		Memphis, TN Center City Revenue Finance Corp., South Bluffs Project (Series1998-A), (SunTrust Bank LOC), 2.620%, 9/4/2008	3,955,000
7,225,000		Mississippi Business Finance Corp., Deuce McAllister Motors, LLC Project (Series 2006), (First Tennessee Bank, N.A. LOC), 3.970%, 9/4/2008	7,225,000
5,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 2.463%, 9/5/2008	5,000,000
55,000,000		National Australia Bank Ltd., Melbourne, 2.882%, 9/6/2008	55,000,000
55,000,000		Natixis, 2.991%, 10/1/2008	55,002,642
6,640,000		Oxmoor Partners LLC, (First Commercial Bank, Birmingham, AL LOC), 2.860%, 9/4/2008	6,640,000
410,000		PV Communications, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.560%, 9/4/2008	410,000
3,630,000		RT Anderson LLC, (Series 2003), (Regions Bank, Alabama LOC), 2.970%, 9/4/2008	3,630,000
7,775,000		Remington Leasing LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.619%, 9/5/2008	7,775,000
29,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.490%, 9/2/2008	29,000,000
12,500,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 2.840%, 9/4/2008	12,500,000
2,420,000		Shelby County, TN Health Education & Housing Facilities Board, St. Mary's Episcopal School Project (Series 2004-T), (First Tennessee Bank, N.A. LOC), 3.970%, 9/4/2008	2,420,000
7,295,000		Standing Boy Properties LLC, (Columbus Bank and Trust Co., GA LOC), 2.840%, 9/4/2008	7,295,000
1,765,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 2.820%, 9/4/2008	1,765,000
4,050,000		Sun Valley, Inc., (Wachovia Bank N.A. LOC), 3.240%, 9/5/2008	4,050,000
3,700,000		Sunset Ventures, LLC, (Series 2008), (National Bank of South Carolina LOC), 2.840%, 9/4/2008	3,700,000
2,735,000		Sussex County, DE, Rehoboth Mall Project, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.570%, 9/5/2008	2,735,000
50,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 3.150%, 10/27/2008	50,000,000
53,500,000		Svenska Handelsbanken, Stockholm, 3.001% - 3.160%, 10/6/2008 - 11/20/2008	53,500,000
1,290,000		Swiger Coil Systems, Inc., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.560%, 9/4/2008	1,290,000
485,000		TDB Realty Ltd., (Huntington National Bank, Columbus, OH LOC), 3.460%, 9/4/2008	485,000
2,860,000		Thetford Threesome LLC, (Columbus Bank and Trust Co., GA LOC), 2.820%, 9/4/2008	2,860,000
5,455,000		Tifton Mall, Inc., (Series 1996), (Columbus Bank and Trust Co., GA LOC), 2.820%, 9/4/2008	5,455,000
70,000,000		Union Hamilton Special Purpose Funding LLC, (Series 2008-1), Tranche #1, (GTD by Wachovia Corp.), 3.301%, 9/29/2008	70,000,000
20,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2008-2), (GTD by Wachovia Corp.), 3.276%, 9/22/2008	20,000,000
45,000,000		Wachovia Bank N.A., 3.191%, 10/6/2008	45,000,000
3,070,000		Warrior Roofing Manufacturing of Georgia LLC, (Series 2004), (Columbus Bank and Trust Co., GA LOC), 2.820%, 9/4/2008	3,070,000
6,200,000		Wesley Properties LLC, (First Commercial Bank, Birmingham, AL LOC), 2.720%, 9/4/2008	6,200,000
48,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 2.466%, 9/15/2008	48,000,000
1,040,000		Wexner Heritage House, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.510%, 9/4/2008	1,040,000
920,000		White Brothers Properties, (Series 1996), (Huntington National Bank, Columbus, OH LOC), 3.510%, 9/4/2008	920,000
2,345,000		Woodland Park Apartments LLC, (Series 2001), (Columbus Bank and Trust Co., GA LOC), 2.820%, 9/4/2008	2,345,000
		TOTAL	1,125,874,642
		Brokerage--3.2%
50,000,000	[1,2]	Goldman Sachs Group, Inc., 2.537%, 9/12/2008	50,000,024
35,000,000		Merrill Lynch & Co., Inc., 2.541%, 9/3/2008	35,000,000
106,000,000		Morgan Stanley, 2.210% - 2.611%, 9/2/2008 – 9/26/2008	106,000,000
		TOTAL	191,000,024
		Electronics--0.8%
50,000,000	[1,2]	IBM International Group Capital LLC, (GTD by IBM Corp.), 3.031%, 11/26/2008	50,000,000
		Finance - Commercial--0.5%
30,000,000		General Electric Capital Corp., 2.483%, 9/9/2008	30,000,000
		Finance - Retail--0.5%
31,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 3.023%, 9/15/2008	31,000,000
		Government Agency--0.2%
10,000,000		Capital Trust Agency, FL, (FNMA LOC), 2.720%, 9/4/2008	10,000,000
		Insurance--1.9%
35,000,000		Genworth Life Insurance Co., 3.082% - 3.203%, 9/2/2008 - 11/10/2008	35,000,000
9,000,000		Hartford Life Global Funding Trust, 2.497%, 9/15/2008	9,000,000
15,000,000		ING USA Annuity and Life Insurance Co., 3.338%, 9/10/2008	15,000,000
35,000,000		Monumental Life Insurance Co., 3.042%, 9/2/2008	35,000,000
20,000,000	[1,2]	Pacific Life Global Funding, 3.053%, 11/10/2008	20,000,000
		TOTAL	114,000,000
		Oil & Oil Finance--0.2%
10,000,000		BP Capital Markets PLC, (GTD by BP PLC), 2.791%, 9/11/2008	10,000,000
		TOTAL NOTES - VARIABLE	1,561,874,666
		REPURCHASE AGREEMENT--4.3%
258,312,000		Interest in $4,500,000,000 joint repurchase agreement 2.14%, dated 8/29/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $4,501,070,000 on 9/2/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $4,610,135,942.	258,312,000
		TOTAL INVESTMENTS---100.7% (AT AMORTIZED COST)[5]	6,055,729,884
		OTHER ASSETS AND LIABILITIES---NET—(0.7)%[6]	(43,007,230)
		TOTAL NET ASSETS---100%	$6,012,722,654

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2008, these restricted securities amounted to $2,365,949,130, which represented 39.3% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2008, these liquid restricted securities amounted to $2,292,901,272, which represented 38.1% of total net assets.

	Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at August 31, 2008, is as follows:
Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2008-1, Class A1, 2.994%, 4/15/2009	3/14/2008	$6,926,280
Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 3.216%, 9/1/2008	5/14/2008	$23,000,000
CARL No. 10 Note Repackaging Trust, Class A1, 3.465%, 7/15/2009	6/18/2008	$28,108,376
CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.374%, 7/6/2009	6/12/2008	$15,013,202
3	Discount rate at time of purchase.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note:          The categories of investments are shown as a percentage of total net assets at August 31, 2008.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ ---
Level 2 – Other Significant Observable Inputs	6,055,729,884
Level 3 – Significant Unobservable Inputs	---
Total	$6,055,729,884

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
LOC	--Letter of Credit
SA	--Support Agreement

Treasury Cash Series

Portfolio of Investments

August 31, 2008 (unaudited)

Principal Amount			Value
		REPURCHASE AGREEMENTS--93.2%
$100,041,000		Interest in $3,684,000,000 joint repurchase agreement 2.02%, dated 8/29/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $3,684,826,853 on 9/2/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $3,758,523,460.	$100,041,000
12,000,000	[1]	Interest in $485,000,000 joint repurchase agreement 2.00%, dated 7/14/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $487,451,944 on 10/14/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2028 and the market value of those underlying securities was $496,046,826.	12,000,000
19,000,000	[1]	Interest in $385,000,000 joint repurchase agreement 2.00%, dated 8/6/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $386,967,778 on 11/7/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2009 and the market value of those underlying securities was $393,267,313.	19,000,000
96,000,000		Interest in $2,750,000,000 joint repurchase agreement 2.01%, dated 8/29/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,750,614,167 on 9/2/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2025 and the market value of those underlying securities was $2,805,626,493.	96,000,000
12,000,000	[1]	Interest in $490,000,000 joint repurchase agreement 2.02%, dated 8/19/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $491,154,767 on 10/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2031 and the market value of those underlying securities was $500,164,628.	12,000,000
4,000,000	[1]	Interest in $100,000,000 joint repurchase agreement 2.10%, dated 8/13/2008 under which Barclays Capital, Inc. will repurchase a security provided as collateral for $101,044,167 on 2/9/2009. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 10/31/2009 and the market value of that underlying security was $102,107,102.	4,000,000
96,000,000		Interest in $2,775,000,000 joint repurchase agreement 2.03%, dated 8/29/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,775,625,917 on 9/2/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $2,831,138,572.	96,000,000
10,000,000	[1]	Interest in $385,000,000 joint repurchase agreement 2.00%, dated 7/16/2008 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $386,925,000 on 10/14/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2029 and the market value of those underlying securities was $393,665,972.	10,000,000
48,000,000		Interest in $775,000,000 joint repurchase agreement 2.02%, dated 8/29/2008 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $775,173,944 on 9/2/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $790,501,049.	48,000,000
13,000,000	[1]	Interest in $488,000,000 joint repurchase agreement 2.03%, dated 8/8/2008 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $488,825,533 on 9/10/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $498,268,924.	13,000,000
9,000,000	[1]	Interest in $294,000,000 joint repurchase agreement 2.04%, dated 8/20/2008 under which Credit Suisse First Boston Corp. will repurchase a security provided as collateral for $296,548,980 on 1/21/2009. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 5/15/2016 and the market value of that underlying security was $300,019,201.	9,000,000
96,000,000		Interest in $2,000,000,000 joint repurchase agreement 2.02%, dated 8/29/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,000,448,889 on 9/2/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $2,040,457,916.	96,000,000
96,000,000		Interest in $1,000,000,000 joint repurchase agreement 2.02%, dated 8/29/2008 under which Dresdner Kleinwort Wassertstein will repurchase securities provided as collateral for $1,000,224,444 on 9/2/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2017 and the market value of those underlying securities was $1,020,001,583.	96,000,000
96,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.02%, dated 8/29/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $2,500,561,111 on 9/2/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $2,550,001,144.	96,000,000
96,000,000		Interest in $1,000,000,000 joint repurchase agreement 2.01%, dated 8/29/2008 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,000,223,333 on 9/2/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $1,020,005,106.	96,000,000
96,000,000		Interest in $2,000,000,000 joint repurchase agreement 2.02%, dated 8/29/2008 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $2,000,448,889 on 9/2/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $2,040,005,109.	96,000,000
10,000,000	[1]	Interest in $244,000,000 joint repurchase agreement 2.05%, dated 8/7/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $246,014,694 on 12/31/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2028 and the market value of those underlying securities was $248,881,627.	10,000,000
		TOTAL REPURCHASE AGREEMENTS	909,041,000
		U.S. TREASURY--6.8%
45,000,000		United States Treasury Bills, 1.900% - 2.425%, 12/11/2008 - 7/2/2009	44,577,370
21,100,000		United States Treasury Notes, 4.500% - 4.875%, 1/31/2009 - 5/31/2009	21,425,494
		TOTAL U.S. TREASURY	66,002,864
		TOTAL INVESTMENTS --- 100.0% (AT AMORTIZED COST)[2]	975,043,864
		OTHER ASSETS AND LIABILITIES --- NET --- 0.0%[3]	61,607
		TOTAL NET ASSETS --- 100%	$975,105,471

1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2008.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investmnet Company Act of 1940, as amended.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ ---
Level 2 – Other Significant Observable Inputs	975,043,864
Level 3 – Significant Unobservable Inputs	---
Total	$975,043,864

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Cash Trust Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	October 22, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	October 22, 2008